Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2012
Income Taxes [Line Items]
Reduction in current income tax payable attributable to stock-based compensation	$ 69,000	$ 52,000	$ 64,000
Valuation allowance	50,748	$ 32,942
Valuation allowance increase (decrease)	18,000
Undistributed earnings of certain foreign subsidiaries	$ 916,000
Effective interest rate of federal statutory income tax rate	35.00%	35.00%	35.00%
Unrecognized tax benefits	$ 110,561	$ 109,712	$ 102,305	$ 81,682
Unrecognized tax benefits that would impact effective tax rate	86,000	85,000
Uncertain tax positions, interest and penalties	6,000	15,000
Interest (benefit) expense, net of federal benefit and penalties	$ (8,327)	(2,733)	1,305
Income taxes examination statute of limitations expiration date	Jul. 01, 2014
Previously unrecognized tax benefits, including interest, that were recognized in continuing operations	$ 23,709	$ 4,134	$ 5,061
Federal
Income Taxes [Line Items]
Net operating loss carryforwards	5,000
Previously unrecognized tax benefits, including interest, that were recognized in continuing operations	25,600
State and Local
Income Taxes [Line Items]
Net operating loss carryforwards	13,000
Foreign
Income Taxes [Line Items]
Net operating loss carryforwards	185,000
Indefinite foreign net operating loss carryforwards	134,000
Foreign net operating loss carryforwards subject to expiration	$ 51,000
Foreign | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration dates	2016
Foreign | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration dates	2034
Federal and State | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration dates	2015
Federal and State | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration dates	2033